Basis of consolidation (Details 1)	12 Months Ended
	Dec. 31, 2017
Santander FIC FI Contract I Referenciado DI
Controlled entities and investment funds
Name of subsidiary	Santander FIC FI Contract I Referenciado DI
Activity	Investment Fund
Direct	0.00%
Participation % Direct and Indirect	100.00%	[1]
Santander Fundo de Investimento Unix Multimercado Crédito Privado
Controlled entities and investment funds
Name of subsidiary	Santander Fundo de Investimento Unix Multimercado Crédito Privado
Activity	Investment Fund
Direct	0.00%
Participation % Direct and Indirect	100.00%	[1]
Santander Fundo de Investimento Diamantina Multimercado Crédito Privado de Investimento no Exterior
Controlled entities and investment funds
Name of subsidiary	Santander Fundo de Investimento Diamantina Multimercado Crédito Privado de Investimento no Exterior
Activity	Investment Fund
Direct	0.00%
Participation % Direct and Indirect	100.00%	[1]
Santander Fundo de Investimento Amazonas Multimercado Crédito Privado de Investimento no Exterior
Controlled entities and investment funds
Name of subsidiary	Santander Fundo de Investimento Amazonas Multimercado Crédito Privado de Investimento no Exterior
Activity	Investment Fund
Direct	0.00%
Participation % Direct and Indirect	100.00%	[1]
Santander Fundo de Investimento SBAC Referenciado DI Crédito Privado
Controlled entities and investment funds
Name of subsidiary	Santander Fundo de Investimento SBAC Referenciado DI Crédito Privado
Activity	Investment Fund
Direct	0.00%
Participation % Direct and Indirect	100.00%	[1]
Santander Fundo de Investimento Guarujá Multimercado Crédito Privado de Investimento no Exterior
Controlled entities and investment funds
Name of subsidiary	Santander Fundo de Investimento Guarujá Multimercado Crédito Privado de Investimento no Exterior
Activity	Investment Fund
Direct	0.00%
Participation % Direct and Indirect	100.00%	[1]
Santander Fundo de Investimento Financial Curto Prazo
Controlled entities and investment funds
Name of subsidiary	Santander Fundo de Investimento Financial Curto Prazo
Activity	Investment Fund
Direct	0.00%
Participation % Direct and Indirect	100.00%	[1]
Santander Fundo de Investimento Capitalization Renda Fixa
Controlled entities and investment funds
Name of subsidiary	Santander Fundo de Investimento Capitalization Renda Fixa
Activity	Investment Fund
Direct	0.00%
Participation % Direct and Indirect	100.00%	[1]
Santander Paraty QIF PLC
Controlled entities and investment funds
Name of subsidiary	Santander Paraty QIF PLC	[2]
Activity	Investment Fund	[2]
Direct	0.00%	[2]
Participation % Direct and Indirect	100.00%	[1],[2]
Santander FI Hedge Strategies Fund (Santander FI Hedge Strategies)
Controlled entities and investment funds
Name of subsidiary	Santander FI Hedge Strategies Fund (Santander FI Hedge Strategies)	[2]
Activity	Investment Fund	[2]
Direct	0.00%	[2]
Participation % Direct and Indirect	100.00%	[1],[2]
BRL V - Fundo de Investimento Imobiliário-FII
Controlled entities and investment funds
Name of subsidiary	BRL V - Fundo de Investimento Imobiliário-FII	[3]
Activity	Real Estate Investment Fund	[3]
Direct	0.00%	[3]
Participation % Direct and Indirect	100.00%	[1],[3]
Fundo de Investimento em Direitos Creditórios Multisegmentos NPL Ipanema VI - Não Padronizado (Fundo Investimento Ipanema NPL VI)
Controlled entities and investment funds
Name of subsidiary	Fundo de Investimento em Direitos Creditórios Multisegmentos NPL Ipanema VI - Não Padronizado (Fundo Investimento Ipanema NPL VI)	[4]
Activity	Investment Fund	[4]
Direct	0.00%	[4]
Participation % Direct and Indirect	100.00%	[1],[4]
Fundo de Investimento em Direitos Creditórios Multisegmentos NPL Ipanema VI - Não Padronizado (Fundo Investimento Ipanema NPL V)
Controlled entities and investment funds
Name of subsidiary	Fundo de Investimento em Direitos Creditórios Multisegmentos NPL Ipanema VI - Não Padronizado (Fundo Investimento Ipanema NPL V)	[5]
Activity	Investment Fund	[5]
Direct	0.00%	[5]
Participation % Direct and Indirect	100.00%	[1],[5]
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Banco Bandepe S.A.
Controlled entities and investment funds
Name of subsidiary	Banco Bandepe S.A.
Activity	Bank
Direct	100.00%
Participation % Direct and Indirect	100.00%
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Santander Leasing S.A. Arrendamento Mercantil (Santander Leasing)
Controlled entities and investment funds
Name of subsidiary	Santander Leasing S.A. Arrendamento Mercantil (Santander Leasing)
Activity	Leasing
Direct	78.57%
Participation % Direct and Indirect	99.99%
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Aymoré Crédito, Financiamento e Investimento S.A. (Aymoré CFI)
Controlled entities and investment funds
Name of subsidiary	Aymoré Crédito, Financiamento e Investimento S.A. (Aymoré CFI)
Activity	Financial
Direct	100.00%
Participation % Direct and Indirect	100.00%
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Santander Brasil Administradora de Consórcio Ltda. (Santander Brasil Consórcio)
Controlled entities and investment funds
Name of subsidiary	Santander Brasil Administradora de Consórcio Ltda. (Santander Brasil Consórcio)
Activity	Buying club
Direct	100.00%
Participation % Direct and Indirect	100.00%
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Atual Companhia Securitizadora de Créditos Financeiros (Atual Securitizadora)
Controlled entities and investment funds
Name of subsidiary	Atual Companhia Securitizadora de Créditos Financeiros (Atual Securitizadora)	[6]
Activity	Securitization	[6]
Direct	100.00%	[6]
Participation % Direct and Indirect	100.00%	[6]
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Santander Corretora de Câmbio e Valores Mobiliários S.A. (Santander CCVM)
Controlled entities and investment funds
Name of subsidiary	Santander Corretora de Câmbio e Valores Mobiliários S.A. (Santander CCVM)
Activity	Broker
Direct	99.99%
Participation % Direct and Indirect	100.00%
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Santander Corretora de Seguros, Investimentos e Serviços S.A. (Santander Corretora de Seguros) (Previously named as Santander Participações S.A.)
Controlled entities and investment funds
Name of subsidiary	Santander Corretora de Seguros, Investimentos e Serviços S.A. (Santander Corretora de Seguros) (Previously named as Santander Participações S.A.)	[7],[8],[9],[10],[11],[12],[13]
Activity	Other Activities	[7],[8],[9],[10],[11],[12],[13]
Direct	100.00%	[7],[8],[9],[10],[11],[12],[13]
Participation % Direct and Indirect	100.00%	[7],[8],[9],[10],[11],[12],[13]
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Getnet S.A.)
Controlled entities and investment funds
Name of subsidiary	Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Getnet S.A.)	[14]
Activity	Payment Institution
Direct	88.50%
Participation % Direct and Indirect	88.50%
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Sancap Investimentos e Participações S.A. (Sancap)
Controlled entities and investment funds
Name of subsidiary	Sancap Investimentos e Participações S.A. (Sancap)
Activity	Holding
Direct	100.00%
Participation % Direct and Indirect	100.00%
Directly and Indirectly controlled by Banco Santander (Brasil) S.A. | Santander Brasil EFC
Controlled entities and investment funds
Name of subsidiary	Santander Brasil EFC
Activity	Financial
Direct	100.00%
Participation % Direct and Indirect	100.00%
Controlled by Santander Serviços | Santander Holding Imobiliária S.A. (Current Corporate Name of da Webcasas S.A.)
Controlled entities and investment funds
Name of subsidiary	Santander Holding Imobiliária S.A. (Current Corporate Name of da Webcasas S.A.)	[14],[15]
Activity	Holding	[14],[15]
Direct	100.00%	[14],[15]
Participation % Direct and Indirect	100.00%	[14],[15]
Controlled by Atual Securitizadora | Ipanema Empreendimentos e Participações
Controlled entities and investment funds
Name of subsidiary	Ipanema Empreendimentos e Participações	[6],[16]
Activity	Credit Management and Recovery Management	[6],[16]
Direct	0.00%	[6],[16]
Participation % Direct and Indirect	70.00%	[6],[16]
Controlled by Ipanema Empreendimentos e Participações | Gestora de Investimentos Ipanema
Controlled entities and investment funds
Name of subsidiary	Gestora de Investimentos Ipanema	[16]
Activity	Resource Manager	[16]
Direct	0.00%	[16]
Participation % Direct and Indirect	100.00%	[16]
Controlled by Getnet S.A. | Auttar HUT Processamento de Dados Ltda. (Auttar HUT)
Controlled entities and investment funds
Name of subsidiary	Auttar HUT Processamento de Dados Ltda. (Auttar HUT)
Activity	Other Activities
Direct	0.00%
Participation % Direct and Indirect	100.00%
Controlled by Getnet S.A. | Integry Tecnologia e Serviços A.H.U Ltda. (Integry Tecnologia)
Controlled entities and investment funds
Name of subsidiary	Integry Tecnologia e Serviços A.H.U Ltda. (Integry Tecnologia)	[17]
Activity	Other Activities	[17]
Direct	0.00%	[17]
Participation % Direct and Indirect	100.00%	[17]
Controlled by Getnet S.A. | Toque Fale Serviços de Telemarketing Ltda. (Toque Fale)
Controlled entities and investment funds
Name of subsidiary	Toque Fale Serviços de Telemarketing Ltda. (Toque Fale)
Activity	Other Activities
Direct	0.00%
Participation % Direct and Indirect	100.00%
Controlled by Sancap | Santander Capitalização S.A.
Controlled entities and investment funds
Name of subsidiary	Santander Capitalização S.A.
Activity	Savings and annuities
Direct	0.00%
Participation % Direct and Indirect	100.00%
Controlled by Sancap | Evidence Previdência S.A.
Controlled entities and investment funds
Name of subsidiary	Evidence Previdência S.A.
Activity	Social Securities
Direct	0.00%
Participation % Direct and Indirect	100.00%
Controlled by Aymoré CFI | Super Pagamentos e Administração de Meios Eletrônicos Ltda. (Super Pagamentos)
Controlled entities and investment funds
Name of subsidiary	Super Pagamentos e Administração de Meios Eletrônicos Ltda. (Super Pagamentos)	[18],[19]
Activity	Payment Institution	[18],[19]
Direct	0.00%	[18],[19]
Participation % Direct and Indirect	100.00%	[18],[19]
Controlled by Aymoré CFI | Banco Olé Bonsucesso Consignado S.A. (Olé Consignado)
Controlled entities and investment funds
Name of subsidiary	Banco Olé Bonsucesso Consignado S.A. (Olé Consignado)
Activity	Bank
Direct	0.00%
Participation % Direct and Indirect	60.00%
Controlled by Aymoré CFI | Banco PSA Finance Brasil S.A.
Controlled entities and investment funds
Name of subsidiary	Banco PSA Finance Brasil S.A.	[13]
Activity	Bank
Direct	0.00%
Participation % Direct and Indirect	50.00%
Controlled by Olé Consignado | BPV Promotora de Vendas e Cobrança Ltda.
Controlled entities and investment funds
Name of subsidiary	BPV Promotora de Vendas e Cobrança Ltda.
Activity	Other Activities
Direct	0.00%
Participation % Direct and Indirect	100.00%
Controlled by Olé Consignado | Olé Tecnologia Ltda. ((Current Corporate Name of Bonsucesso Tecnologia Ltda.)
Controlled entities and investment funds
Name of subsidiary	Olé Tecnologia Ltda. ((Current Corporate Name of Bonsucesso Tecnologia Ltda.)	[20]
Activity	Other Activities	[20]
Direct	0.00%	[20]
Participation % Direct and Indirect	100.00%	[20]
Controlled by Santander Leasing | Santander Finance Arrendamento Mercantil S.A. (Current Corporate Name of PSA Finance Arrendamento Mercantil S.A. (Santander Finance Arrendamento Mercantil))
Controlled entities and investment funds
Name of subsidiary	Santander Finance Arrendamento Mercantil S.A. (Current Corporate Name of PSA Finance Arrendamento Mercantil S.A. (Santander Finance Arrendamento Mercantil))	[13]
Activity	Leasing
Direct	0.00%
Participation % Direct and Indirect	100.00%

[1]	Company over which the Bank is exposed, or has rights, to variable returns and have the ability to affect those returns through the power of decision, in accordance with IFRS 10 - Consolidated Financial Statements. Banco Santander and its subsidiaries holds 100% of the shares of these investment funds.
[2]	At the ESM held on September 29, 2017, Santander Corretora de Seguros' shareholders' equity increase was approved in the amount of R$12,900, based on the net assets of Santander Brasil Advisory calculated based on its book value at base date of August 31, 2017, of which the amount of R$8,463 was allocated to the share capital account of Santander Corretora de Seguros, increasing the current capital from R$1,717,652 to R$1,726,115, by issuing a total of 37,554 (thirty-seven thousand, five hundred and fifty-four) nominative common shares with no par value that were subscribed and paid-in on that date by Banco Santander, the issue price was set at R$343.50 per share, calculated based on their respective carrying amounts, on the base date of August 31, 2017.
[3]	At the Extraordinary General Meeting (EGM) held on May 8, 2017, it was approved the change of company name from Santander Participações S.A. to Santander Corretora de Seguros, Investimentos e Serviços S.A. At the same EGM, it was approved the company´s purpose change.
[4]	This fund was consolidated in October 2017 and is indirectly controlled by Atual Securitizadora.
[5]	Investment acquired in October 2017.
[6]	At the ESM held on December 19, 2017, it was approved the increase of the Olé Conignado´s share capital in the amount of R$120.000, increasing it from R$400.000 to R$520.000, through the issuance of 58.071.890 (fifty eight million, seventy one thousand, eight hundred ninety) new ordinary shares without par value. The share capital increase approved by the shareholders is still pending from Bacen´s approval.
[7]	At the ESM held on August 31, 2017, a capital increase of R$17,652 was approved, in view of the version of the net assets of Santander Microcrédito, based on its book value at the date - based on June 30, 2017, entirely destined to the share capital account of Santander Corretora de Seguros, transferring the capital stock from the current R$1,700,000 to R$1,717,652, through the issuance of a total of 51,776 (fifty-one thousand, seven hundred and seventy-six) registered common shares with no par value that were subscribed and paid by Banco Santander on that date, the issue price was set at R$340.93 per share, calculated based on their respective book values, on the base date of June 30, 2017.
[8]	Banco Santander, through its subsidiaries, holds the risks and benefits of Santander Paraty and the Santander FI Hedge Strategies Subfund, resident in Ireland, and both are fully consolidated in its Consolidated Financial Statements. In the Irish market, an investment fund can not act directly and, for that reason, it was necessary to create another structure (a sub-fund), Santander FI Hedge Strategies. Santander Paraty does not have a financial position, and all position is derived from the financial position of Santander FI Hedge Strategies.
[9]	On August 31, 2017, the merger and the Private Instrument of Protocol and Justification of Santander Microcrédito by Santander Corretora de Seguros (Current Corporate Name of Santander Participações S.A.) were approved, so that Santander Corretora de Seguros received through their book value, based on the balance sheet drawn up on June 30, 2017, all of the assets, rights and obligations of Santander Microcrédito. With the extinction of Santander Microcrédito the Santander Corretora de Seguros became its successor in all its rights and obligations.
[10]	On December 22, 2017, Santander Corretora de Seguros (current corporate name of Santander Participações SA), Cia de Ferro Ligas da Bahia - Ferbasa SA (Ferbasa) and Brazil Wind SA entered into an agreement for the sale of 100% (one hundred percent) of the shares issued by BW Guirapá I SA (respectively the Agreement and BW Guirapá I SA) held by Santander Corretora de Seguros and Brazil Wind SA to Ferbasa (Operation). Subject to confirmation of certain assumptions, the acquisition price for all the shares held by Santander Corretora de Seguros will be up to R$414 million, and there may be an additional payment of up to R$35 million if future targets have been met stipulated in the Contract. The closing of the Transaction remains conditioned, among other conditions, to: (i) approval of the Operation at the Extraordinary General Meeting of Ferbasa, in accordance with its corporate governance; (ii) obtaining the necessary approvals from the competent authorities; and (iii) maintenance of the ordinary course of business of BW Guirapá SA Considering the current stage of the operation and the expectation of its successful completion, this investment was written off against a credit in the asset, consequently the assets and liabilities of BW Guirapa and subsidiaries are no longer consolidated in the consolidated balance sheet, and the profit or loss is recorded in the income statement until November 30, 2017 (Note 11).
[11]	On March 9, 2017, under a contractual amendment, they resolved by mutual agreement to increase Integry Tecnologia's capital stock in the amount of R$75,000, from the current R$1,276 to R$76,276, through the distribution of 75.000.000 (seventy and five million) of new quotas with a par value of R$1.00 each.
[12]	On November 30, 2017, the merger and the Private Instrument of Protocol and Justification of the Merger Santander Serviços by Santander Corretora de Seguros (Current Corporate Name of Santander Participações S.A.). With the extinction of Santander Serviços , Santander Corretora de Seguros became its successor in all its rights and obligations
[13]	The Banco Santander figured as lender of certain delayed debts (loans) which had real state as guaratees. The process of credit recovery consists in converte into capital contributions by the Real Estate Fund in conjunction concomitant transfer of the same shares to Banco Santander through the process of payment in kind of the above credit operations payments.
[14]	Through the Private Stock Purchase and Sale Agreement held on October 26, 2017, Santander Serviços sold its interest held in Webcasas S.A. to Banco Santander. The full sale occurred at book value.
[15]	At the ESM held on July 21, 2017, the capital increase of Super Payments in the amount of R$20,000 was approved, increasing the capital stock from R$49,451 to R$69,451 through the issuance of 50,724,086 (fifty million, seven hundred and twenty-four thousand and eighty-six) new nominative common shares, with no par value, in all identical to those previously existing, at the approximate issue price of R$394.29 per thousand shares at the book value of Super Payments on June 30, 2017. The shares issued were fully subscribed and paid-in on the same date by Aymoré CFI.
[16]	On September 29, 2017, the merger and the Private Instrument of Protocol and Justification of Santander Brasil Advisory by Santander Corretora de Seguros (Current Corporate Name of Santander Participações S.A.) were approved, so that Santander Corretora de Seguros received through their book value, based on the balance sheet drawn up on August 31, 2017, all of the assets, rights and obligations of Santander Brasil Advisory. With the extinction of Santander Brasil Advisory the Santander Corretora de Seguros became its successor in all its rights and obligations.
[17]	At the ESM held on September 11, 2017, a capital increase of R$120,000 was approved, through the issuance of 120,000,000 (one hundred and twenty million) new common shares, nominative and without par value, the capital stock of R$100.00 (one hundred reais) to R$120,000. The shares issued as a result of the capital increase were fully subscribed by the shareholder Banco Santander.
[18]	In May, 2017, it was approved by Bacen the authorization process for the Company operates as a payment institution.
[19]	On November 17, 2017, was formalized the acquisition by Banco Santander of the participation by Santusa Holding, S.L. (equivalent to 39.35%) in the share capital of Santander Serviços. Thus, Banco Santander becomes the holder of 99.99% of the shares of Santander Serviços. The amount of R$298,978 relating to goodwill was recorded.
[20]	According to the contractual change on June 13, 2017, the shareholders agreed to change company´s name from Bonsucesso Tecnologia Ltda. to Olé Tecnologia Ltda.